Loans and Financing	6 Months Ended
Jun. 30, 2025
Loans and Financing [Abstract]
Loans and financing

Note 12. Loans and financing

The outstanding balance of loans and financing are summarized as follows:

	Interest Rate	Maturity	June 30, 2025	December 31, 2024
Loans:
Bradesco Bank	12.15% per annum	2024	-	178
Santander Bank	23.14% per annum	2025	-	2,206
Bradesco Bank	20.98% per annum	2027	-	503
Bradesco Bank	20.98% per annum	2027	435	-
Bradesco Bank	12.15% per annum	2026	96	-
Itaú Bank	1.00% per month	2026	73	-
Itaú Bank	1.83% per month	2027	67	-
Bossa Nova	CDI - 14.90%	2026	588	-
Total			1,259	2,887
Current			392	2,512
Non-current			867	375

Per the terms of the bank loan agreements, the institution may consider the loan to be due early in the case of certain events such as corporate reorganization or change of control. As of the date of these financial statements, there have been no calls for early maturity of the loans.

The amounts recorded in non-current liabilities have the following maturity schedule:

	June 30, 2025	December 31, 2024
2026	678	186
2027	189	189
Non-current liabilities	867	375

The following is a summary of loan activity as of June 30, 2025, and December 31, 2024:

Balance as of January 1, 2024	5,289
Additions	3,931
Interest accrual	386
Principal payments	(6,624)
Interest payments	(95)
Balance as of December 31, 2024	2,887
Additions	920
Interest accrual	226
Principal payments	(2,650)
Interest payments	(124)
Balance as of June 30, 2025	1,259

Accounts payable to suppliers

The breakdown of Trade and other payables is as follows:

	June 30, 2025	December 31, 2024
Suppliers- national and foreign	47,698	61,284
Trade accounts payable	47,698	61,284